PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER RECEIVABLES
PREPAYMENTS AND OTHER RECEIVABLES

5. PREPAYMENTS AND OTHER RECEIVABLES

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Prepayments:
– Prepayments to CRO vendors	79,568	32,960	4,779
– Prepayments for other services	906	1,321	192
– Prepayments to an affiliate (Note 22)	8,079	8,231	1,193
Value-added tax recoverable	89,578	8,197	1,188
Deposits	616	4,570	663
Other receivables	12,077	24,999	3,624
	190,824	80,278	11,639